Income and Social Contribution Taxes - Summary of Recovery of Deferred Tax Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	R$ 1,588,001	R$ 1,076,223
Up to 1 year [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	203,341
From 1 to 2 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	154,684
From 2 to 3 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	79,646
From 3 to 5 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	189,231
From 5 to 7 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	634,200
From 7 to 10 Years[member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	R$ 326,899